SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of preparation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Disclosure of initial application of standards or interpretations [line items]
Net current liabilities	¥ 7,831,000		¥ 7,805,943		$ 1,135,366
Unutilized banking facilities	99,189,000
Unutilized banking facilities subject to renewal	¥ 49,380,000
Unutilized banking facilities, renewal term	12 months	12 months
Amount is recognized in consideration for goodwill	¥ 0
Cost of sales	(259,704,084)	$ (37,653,553)	(264,168,773)	¥ (188,520,176)
Property, plant and equipment	109,276,880		121,383,020	130,925,372	15,843,658
Retained earnings	10,089,547		6,810,078		$ 1,462,846
Revenue	¥ 290,987,942	$ 42,189,286	298,885,350	203,993,079
Previously Stated
Disclosure of initial application of standards or interpretations [line items]
Cost of sales				(53,801)
Property, plant and equipment							¥ 240
Retained earnings							¥ (240)
Revenue				¥ 117,109
Changes in accounting policy
Disclosure of initial application of standards or interpretations [line items]
Cost of sales			(71,626)
Property, plant and equipment						¥ 63,068
Retained earnings						¥ 63,068
Revenue			¥ 82,280